Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Payable [Abstract]
Notes payable
13.	Notes payable

On July 31, 2024, the Company signed a securities purchase agreement (the “Securities Purchase Agreement”) to sell an aggregate of $1,150,000 in Notes with a $150,000 original issue discount. Pursuant to the Securities Purchase Agreement, the Company also agreed to issue 1,299,999 shares of common stock (Note 14). Given the original issue discount, the subscription amount received by the Company was an aggregate of $1,000,000. The Notes were non-interest bearing except in the event of default, in which case interest would accrue at 14% per annum. The maturity date of the Notes was 90 days from the date of issuance. While the Notes were outstanding, the Company agreed to use the net proceeds of any offering of its equity or debt securities to first redeem the Notes in full, including the principal amount and all other amounts due and payable pursuant to the Notes.

The fair value of the Notes was $622,239. The Company incurred total transaction costs of $137,500 in relation to the Security Purchase Agreement, of which $85,558 was attributed to the issuance of the Notes and $51,942 was attributed to the issuance of common stock. The Company repaid $1,150,000 in relation to the Notes Payable in September 2024, resulting in a Notes payable balance of $nil at September 30, 2024.

A continuity of the Company’s Notes Payable during the nine months ended September 30, 2024 is as follows:

Notes Payable
Outstanding, December 31, 2023	$-
Fair value of Notes issued	622,239
Transaction costs	(85,558)
Interest accretion	613,319
Repayment	(1,150,000)
Outstanding, September 30, 2024	$-

10.	Notes Payable

In April and May 2022, the Company issued promissory notes to five investors (including two related parties of the Company) for a total amount of $183,970. The promissory notes carried simple interest at a rate of 8% per annum. On July 15 2022, the promissory notes and accrued interest of $2,614, converted into the Series A financing round in accordance with the original terms of the agreements. The conversion price was set at $0.80 (60% of the Series A preferred shares financing round price) and as a result the noteholders received 231,828 Series A preferred shares. In addition, the conversion terms contained a 100% warrant coverage ratio resulting in the note holders receiving 231,828 common stock purchase warrants with an exercise price of $2.01 (150% of the Series A financing round price).